ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2013
ACQUIRED INTANGIBLE ASSETS, NET
Schedule of costs and accumulated amortization of acquired intangible assets
	As of December 31,
	2012	2013
Intangible assets not subject to amortization:
Domain name	567	584
Intangible assets subject to amortization:
Customer relationship	3,999	4,116
Operating licenses	1,004	1,034
Complete technology	2,938	5,524
Contract backlog	302	311
Non-compete agreement	275	1,383
Content copyright	20	21
Partnership agreement	3,384	3,482
Complete applications	—	1,700
Total intangible assets	12,489	18,155
Less: Accumulated amortization
Customer relationship	(2,878)	(3,387)
Operating licenses	(516)	(537)
Complete technology	(1,611)	(2,204)
Contract backlog	(302)	(311)
Non-compete agreements	(250)	(289)
Content copyright	(20)	(21)
Partnership agreement	(1,271)	(2,035)
Complete applications	—	(79)
Accumulated amortization	(6,848)	(8,863)
Less: Accumulated impairment
Domain name	(36)	(37)
Customer relationship	(114)	(117)
Operating licenses	(478)	(492)
Non-compete agreements	(9)	(9)
Accumulated impairment	(637)	(655)
Intangible assets, net	5,004	8,637

Schedule of estimated amortization expense relating to the existing intangible assets with finite lives for each of next five years

Estimated amortization expense relating to the existing intangible assets with finite lives for each of the next five years is as follows:

Year 2014	3,995
Year 2015	2,277
Year 2016	848
Year 2017	500
Year 2018 and thereafter	470
8,090